Revenue Recognition - Percentage of Revenue from Significant Customers (Details) - Revenue Benchmark - Customer Concentration Risk	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Customer 1
Concentration Risk [Line Items]
Concentration risk, percentage	72.00%	0.00%
Customer 2
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	35.00%
Customer 3
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	19.00%
Customer 4
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	11.00%
Customer 5
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	10.00%